Capital disclosures and net debt	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Capital disclosures and analysis of changes in net debt	Capital disclosures and net debt
The group defines capital as total equity plus net debt. Our financial framework seeks to support the pursuit of value growth for shareholders while maintaining a secure financial base.
The group monitors capital on the basis of gearing, that is, the ratio of net debt to the total of net debt plus total equity. Net debt is calculated as finance debt, as shown in the balance sheet, plus the fair value of associated derivative financial instruments that are used to hedge foreign exchange and interest rate risks relating to finance debt for which hedge accounting is applied, less cash and cash equivalents. Net debt and gearing are non-IFRS measures. bp believes these measures provide useful information to investors. Net debt enables investors to see the economic effect of finance debt, related hedges and cash and cash equivalents in total. Gearing enables investors to see how significant net debt is relative to total equity. The derivatives are reported on the balance sheet within the headings ‘Derivative financial instruments’. All components of equity are included in the denominator of the calculation.
At 31 December 2024, gearing was 22.7% (2023 19.7%).

		$ million
At 31 December	2024	2023
Finance debt	59,547	51,954
Less: fair value asset (liability) of hedges related to finance debt[a]	(2,654)	(1,988)
	62,201	53,942
Less: cash and cash equivalents	39,204	33,030
Net debt	22,997	20,912
Total equity	78,318	85,493
Gearing	22.7%	19.7%
aDerivative financial instruments entered into for the purpose of managing foreign currency exchange risk associated with net debt with a fair value liability position of $166 million (2023 liability of $73 million) are not included in the calculation of net debt shown above as hedge accounting was not applied for these instruments.
Certain subsidiaries in the group have externally imposed capital requirements and have been in compliance with these requirements throughout the year.
An analysis of changes in liabilities arising from financing activities is provided below.

					$ million
	Finance debt	Currency swaps[a]	Lease liabilities	Net partner payable for leases entered into on behalf of joint operations	Total liabilities arising from financing activities
At 1 January 2024	51,954	2,978	11,121	30	66,083
Exchange adjustments	(39)	—	(272)	(1)	(312)
Net financing cash flow	4,761	(27)	(2,833)	(14)	1,887
Fair value (gains) losses	(840)	1,162	—	—	322
New and remeasured leases/joint operations payables	—	—	3,441	24	3,465
Other movements[b]	3,711	—	543	(2)	4,252
At 31 December 2024	59,547	4,113	12,000	37	75,697

At 1 January 2023	46,944	5,312	8,549	42	60,847
Exchange adjustments	33	—	132	1	166
Net financing cash flow	3,040	(213)	(2,560)	(22)	245
Fair value (gains) losses	1,389	(2,065)	—	—	(676)
New and remeasured leases/joint operations payables	—	—	4,956	10	4,966
Other movements[c]	548	(56)	44	(1)	535
At 31 December 2023	51,954	2,978	11,121	30	66,083
aCurrency swaps include cross currency interest rate swaps.
bIncludes $3,726 million of finance debt and $585 million of lease liabilities acquired as part of the Lightsource bp and bp Bunge Bioenergia business combinations.
cIncludes $545 million of finance debt acquired as part of the TravelCenters of America business combination.
The finance debt and currency swap balances above do not include accrued interest, which is reported within other receivables and other payables on the balance sheet and for which the associated cash flows are presented as operating cash flows in the group cash flow statement. The currency swaps are reported on the balance sheet within the headings 'Derivative financial instruments' and are subsets of both derivatives held for trading and derivatives designated in fair value hedge relationships as detailed in Note 30. When hedge accounting is applied to these derivatives they are included in the calculation of net debt shown above.
In addition to the liabilities included in the table above the group has accrued $922 million (2023 $746 million) at the balance sheet date for shares repurchased between the end of the reporting period and 11 February 2025. $7,127 million (2023 $7,918 million) is included in financing activities in the group cash flow statement for the cash used to repurchase shares during the year.